Plant and equipment (Details) - ElectraMeccanica Vehicles Corp - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Plant and equipment
Total plant and equipment	$ 14,511,653	$ 19,365,580
Less: accumulated depreciation	(3,420,785)	(2,913,103)
Total plant and equipment, net	11,090,868	16,452,477
Furniture and equipment
Plant and equipment
Total plant and equipment	1,744,693	2,117,901
Computer hardware and software
Plant and equipment
Total plant and equipment	955,178	1,381,786
Company vehicles
Plant and equipment
Total plant and equipment	157,490	1,046,817
Leasehold improvements
Plant and equipment
Total plant and equipment	$ 11,654,292	12,862,333
Production tooling and molds
Plant and equipment
Total plant and equipment		$ 1,956,743